Mineral Exploration and Mine Development Building value from advanced and historically proven resources

January 31, 2014

Via EDGAR and registered mail

John Reynolds

Assistant Director

Securities and Exchange Commission

Division of Corporation Finance

100 F Street, N.E.

Washington, D.C. 20549-4628

Re:	American Mining Corporation
Amendment No. 1 to Registration Statement on Form S-1
filed January 24, 2014
File No. 333-192759

Dear Mr. Reynolds:

In connection with the above-captioned filing, we are filing with the Commission, via Edgar, the following documents relating to the registration of Common Stock:

A. Pre-Effective Amendment No. 2 to our Registration Statement on Form S-1 (the "Registration Statement"); and

B. Three copies of the Registration Statement that are marked to indicate the changes to the Registration Statement made by Pre-Effective Amendment No. 2.

The Registration Statement has been amended to respond to the Staff's letter of non-accounting comments dated, January 29, 2014. Our responses to the Staff's comments are set forth below in the following paragraphs numbered to correspond to the comments in the Staff's letter. Any capitalized terms used in this letter shall have the meanings ascribed to them in the Registration Statement.

General

1. In response to the Staff’s comment, we thank the Staff for referring us to the Compliance and Disclosure Interpretations (Securities Act Rules) Section 612.09. Upon review of the guidance, we have amended the Registration Statement to remove from registration any shares held by Mr. Mills.

We have also increased the primary offering in the Registration Statement to 20,200,000 shares.

We acknowledge that should the Commission or the Staff, acting pursuant to delegated authority, declare the filing effective, it does not foreclose the Commission from taking any action with respect to the filing.

We further acknowledge that the action of the Commission or the Staff, acting pursuant to delegated authority, in declaring the filing effective, does not relieve American Mining Corporation from its full responsibility for the adequacy and accuracy of the disclosure in the filing.

We further acknowledge that American Mining Corporation may not assert Staff comments and the declaration of effectiveness as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Should the Staff need additional information or have questions concerning our response, please do not hesitate to contact us.

Yours very truly,

/s/ Andrew Grundman

Andrew Grundman

President